Goodwill, Net	6 Months Ended
Jun. 30, 2024
Goodwill, Net [Abstract]
Goodwill, net
9.	Goodwill, net

Amount
RMB
Balance as of January 1, 2023	454
Impairment loss	(454)
Balance as of December 31, 2023	—
Additions	3,361
Balance as of June 30, 2024	3,361

In March 2022, the Group acquired a 78% equity interest in Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”). The excess of total consideration over net assets was recorded as goodwill which amounted to RMB454 at the acquisition date. Tuqiang business was ceased during the year ended December 31, 2023 and the related goodwill was fully impaired.

In March 2024, the Group acquired an 85% equity interest in Shanghai Nuancheng Network Technology Co., Ltd. (“Nuancheng”). The excess of total consideration over net assets was recorded as provisional goodwill which amounted to RMB508 at the acquisition date (refer to Note 21).

In April 2024, the Group acquired a 71% equity interest in Shenzhen Duoduo Robot Technology Service Co., Ltd. (“Duoduo Robot”) and a 75% equity interest in Shenzhen Yuanjing Tribe Technology Co., Ltd. (“Yuanjing Tribe”). The excess of total consideration over net assets was recorded as provisional goodwill which amounted to RMB1,851 and RMB1,002 at the acquisition date, respectively (refer to Note 21).